Distribution Date:	01/17/25	Wells Fargo Commercial Mortgage Trust 2016-C37
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C37

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States

Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC

Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	19
			Attention: Reporting		Reporting@belloakadvisors.com

Historical Detail	20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States

Delinquency Loan Detail	21	Asset Representations	BellOak, LLC

Collateral Stratification and Historical Detail	22	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	23
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	24-25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	26		Bank, N.A.

Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Interest Shortfall Detail - Collateral Level	29	Trustee	Wilmington Trust, National Association

Supplemental Notes	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000PAA2	1.944000%	35,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000PAB0	3.103000%	105,724,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000PAC8	3.704000%	28,449,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000PAD6	3.525000%	120,000,000.00	108,197,466.12	0.00	317,830.06	0.00	0.00	317,830.06	108,197,466.12	41.96%	30.00%
A-5	95000PAE4	3.794000%	188,138,000.00	188,138,000.00	0.00	594,829.64	0.00	0.00	594,829.64	188,138,000.00	41.96%	30.00%
A-SB	95000PAF1	3.615000%	47,561,000.00	15,994,804.53	854,161.06	48,184.35	0.00	0.00	902,345.41	15,140,643.47	41.96%	30.00%
A-S	95000PAG9	3.986606%	58,165,000.00	58,165,000.00	0.00	193,234.10	0.00	0.00	193,234.10	58,165,000.00	31.12%	22.25%
B	95000PAK0	4.288606%	38,463,000.00	38,463,000.00	0.00	137,460.53	0.00	0.00	137,460.53	38,463,000.00	23.95%	17.13%
C	95000PAL8	4.463606%	34,711,000.00	34,711,000.00	0.00	129,113.51	0.00	0.00	129,113.51	34,711,000.00	17.48%	12.50%
D	95000PAX2	3.163606%	37,525,000.00	37,525,000.00	0.00	98,928.58	0.00	0.00	98,928.58	37,525,000.00	10.49%	7.50%
E	95000PAZ7	2.863606%	10,320,000.00	10,320,000.00	0.00	24,627.01	0.00	0.00	24,627.01	10,320,000.00	8.57%	6.13%
F	95000PBB9	2.863606%	7,505,000.00	7,505,000.00	0.00	17,909.47	0.00	0.00	17,909.47	7,505,000.00	7.17%	5.13%
G	95000PBD5	2.863606%	8,443,000.00	8,443,000.00	0.00	20,147.85	0.00	0.00	20,147.85	8,443,000.00	5.59%	4.00%
H	95000PBF0	2.863606%	7,505,000.00	7,505,000.00	0.00	17,909.47	0.00	0.00	17,909.47	7,505,000.00	4.20%	3.00%
J*	95000PBH6	2.863606%	22,515,779.00	22,515,779.00	0.00	21,878.66	0.00	0.00	21,878.66	22,515,779.00	0.00%	0.00%
V	95000PBK9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000PBM5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,506,779.02	537,483,049.65	854,161.06	1,622,053.23	0.00	0.00	2,476,214.29	536,628,888.59

X-A	95000PAH7	0.771959%	525,354,000.00	312,330,270.65	0.00	200,921.91	0.00	0.00	200,921.91	311,476,109.59
X-B	95000PAJ3	0.356788%	96,628,000.00	96,628,000.00	0.00	28,729.78	0.00	0.00	28,729.78	96,628,000.00
X-D	95000PAM6	1.300000%	37,525,000.00	37,525,000.00	0.00	40,652.08	0.00	0.00	40,652.08	37,525,000.00
X-EF	95000PAP9	1.600000%	17,825,000.00	17,825,000.00	0.00	23,766.67	0.00	0.00	23,766.67	17,825,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	95000PAR5	1.600000%	8,443,000.00	8,443,000.00	0.00	11,257.33	0.00	0.00	11,257.33	8,443,000.00
X-H	95000PAT1	1.600000%	7,505,000.00	7,505,000.00	0.00	10,006.67	0.00	0.00	10,006.67	7,505,000.00
X-J	95000PAV6	1.600000%	22,515,779.00	22,515,779.00	0.00	30,021.04	0.00	0.00	30,021.04	22,515,779.00
Notional SubTotal			715,795,779.00	502,772,049.65	0.00	345,355.48	0.00	0.00	345,355.48	501,917,888.59

Deal Distribution Total					854,161.06	1,967,408.71	0.00	0.00	2,821,569.77

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000PAD6	901.64555100	0.00000000	2.64858383	0.00000000	0.00000000	0.00000000	0.00000000	2.64858383	901.64555100
A-5	95000PAE4	1,000.00000000	0.00000000	3.16166665	0.00000000	0.00000000	0.00000000	0.00000000	3.16166665	1,000.00000000
A-SB	95000PAF1	336.30084586	17.95927462	1.01310633	0.00000000	0.00000000	0.00000000	0.00000000	18.97238094	318.34157125
A-S	95000PAG9	1,000.00000000	0.00000000	3.32217141	0.00000000	0.00000000	0.00000000	0.00000000	3.32217141	1,000.00000000
B	95000PAK0	1,000.00000000	0.00000000	3.57383797	0.00000000	0.00000000	0.00000000	0.00000000	3.57383797	1,000.00000000
C	95000PAL8	1,000.00000000	0.00000000	3.71967129	0.00000000	0.00000000	0.00000000	0.00000000	3.71967129	1,000.00000000
D	95000PAX2	1,000.00000000	0.00000000	2.63633791	0.00000000	0.00000000	0.00000000	0.00000000	2.63633791	1,000.00000000
E	95000PAZ7	1,000.00000000	0.00000000	2.38633818	0.00000000	0.00000000	0.00000000	0.00000000	2.38633818	1,000.00000000
F	95000PBB9	1,000.00000000	0.00000000	2.38633844	0.00000000	0.00000000	0.00000000	0.00000000	2.38633844	1,000.00000000
G	95000PBD5	1,000.00000000	0.00000000	2.38633779	0.00000000	0.00000000	0.00000000	0.00000000	2.38633779	1,000.00000000
H	95000PBF0	1,000.00000000	0.00000000	2.38633844	0.00000000	0.00000000	0.00000000	0.00000000	2.38633844	1,000.00000000
J	95000PBH6	1,000.00000000	0.00000000	0.97170344	1.41463460	5.62991802	0.00000000	0.00000000	0.97170344	1,000.00000000
V	95000PBK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000PBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000PAH7	594.51392899	0.00000000	0.38245052	0.00000000	0.00000000	0.00000000	0.00000000	0.38245052	592.88805185
X-B	95000PAJ3	1,000.00000000	0.00000000	0.29732355	0.00000000	0.00000000	0.00000000	0.00000000	0.29732355	1,000.00000000
X-D	95000PAM6	1,000.00000000	0.00000000	1.08333324	0.00000000	0.00000000	0.00000000	0.00000000	1.08333324	1,000.00000000
X-EF	95000PAP9	1,000.00000000	0.00000000	1.33333352	0.00000000	0.00000000	0.00000000	0.00000000	1.33333352	1,000.00000000
X-G	95000PAR5	1,000.00000000	0.00000000	1.33333294	0.00000000	0.00000000	0.00000000	0.00000000	1.33333294	1,000.00000000
X-H	95000PAT1	1,000.00000000	0.00000000	1.33333378	0.00000000	0.00000000	0.00000000	0.00000000	1.33333378	1,000.00000000
X-J	95000PAV6	1,000.00000000	0.00000000	1.33333339	0.00000000	0.00000000	0.00000000	0.00000000	1.33333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/24 - 12/30/24	30	0.00	317,830.06	0.00	317,830.06	0.00	0.00	0.00	317,830.06	0.00
A-5	12/01/24 - 12/30/24	30	0.00	594,829.64	0.00	594,829.64	0.00	0.00	0.00	594,829.64	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	48,184.35	0.00	48,184.35	0.00	0.00	0.00	48,184.35	0.00
X-A	12/01/24 - 12/30/24	30	0.00	200,921.91	0.00	200,921.91	0.00	0.00	0.00	200,921.91	0.00
X-B	12/01/24 - 12/30/24	30	0.00	28,729.78	0.00	28,729.78	0.00	0.00	0.00	28,729.78	0.00
X-D	12/01/24 - 12/30/24	30	0.00	40,652.08	0.00	40,652.08	0.00	0.00	0.00	40,652.08	0.00
X-EF	12/01/24 - 12/30/24	30	0.00	23,766.67	0.00	23,766.67	0.00	0.00	0.00	23,766.67	0.00
X-G	12/01/24 - 12/30/24	30	0.00	11,257.33	0.00	11,257.33	0.00	0.00	0.00	11,257.33	0.00
X-H	12/01/24 - 12/30/24	30	0.00	10,006.67	0.00	10,006.67	0.00	0.00	0.00	10,006.67	0.00
X-J	12/01/24 - 12/30/24	30	0.00	30,021.04	0.00	30,021.04	0.00	0.00	0.00	30,021.04	0.00
A-S	12/01/24 - 12/30/24	30	0.00	193,234.10	0.00	193,234.10	0.00	0.00	0.00	193,234.10	0.00
B	12/01/24 - 12/30/24	30	0.00	137,460.53	0.00	137,460.53	0.00	0.00	0.00	137,460.53	0.00
C	12/01/24 - 12/30/24	30	0.00	129,113.51	0.00	129,113.51	0.00	0.00	0.00	129,113.51	0.00
D	12/01/24 - 12/30/24	30	0.00	98,928.58	0.00	98,928.58	0.00	0.00	0.00	98,928.58	0.00
E	12/01/24 - 12/30/24	30	0.00	24,627.01	0.00	24,627.01	0.00	0.00	0.00	24,627.01	0.00
F	12/01/24 - 12/30/24	30	0.00	17,909.47	0.00	17,909.47	0.00	0.00	0.00	17,909.47	0.00
G	12/01/24 - 12/30/24	30	0.00	20,147.85	0.00	20,147.85	0.00	0.00	0.00	20,147.85	0.00
H	12/01/24 - 12/30/24	30	0.00	17,909.47	0.00	17,909.47	0.00	0.00	0.00	17,909.47	0.00
J	12/01/24 - 12/30/24	30	94,684.44	53,730.26	0.00	53,730.26	31,851.60	0.00	0.00	21,878.66	126,761.99
Totals			94,684.44	1,999,260.31	0.00	1,999,260.31	31,851.60	0.00	0.00	1,967,408.71	126,761.99

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	2,821,569.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,073,778.67	Master Servicing Fee	2,837.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,412.66
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	231.42
ARD Interest	0.00	Operating Advisor Fee	943.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	161.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,073,778.67	Total Fees	7,876.33

Principal		Expenses/Reimbursements
Scheduled Principal	854,161.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	351.60
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	854,161.06	Total Expenses/Reimbursements	31,851.60

		Interest Reserve Deposit	66,642.01

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,967,408.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	854,161.06
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,821,569.77
Total Funds Collected	2,927,939.73	Total Funds Distributed	2,927,939.71

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	537,483,050.36	537,483,050.36	Beginning Certificate Balance	537,483,049.65
(-) Scheduled Principal Collections	854,161.06	854,161.06	(-) Principal Distributions	854,161.06
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	536,628,889.30	536,628,889.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	537,644,871.07	537,644,871.07	Ending Certificate Balance	536,628,888.59
Ending Actual Collateral Balance	536,737,049.95	536,737,049.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.71)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.71)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP	Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP
2,000,000 or less	3	4,791,670.46	0.89%	23	5.1247	3.017994	1.30 or less	5	56,898,896.65	10.60%	20	4.4585	0.655702
2,000,001 to 3,000,000	9	23,623,501.59	4.40%	22	4.6791	2.104296	1.31 to 1.40	2	14,548,724.16	2.71%	23	5.1696	1.376704
3,000,001 to 4,000,000	3	9,375,138.13	1.75%	22	4.7802	1.959199	1.41 to 1.50	1	18,978,567.77	3.54%	17	3.6990	1.420700
4,000,001 to 5,000,000	3	13,276,263.90	2.47%	22	4.1856	1.739586	1.51 to 1.75	11	92,382,865.32	17.22%	22	4.7107	1.610905
5,000,001 to 6,000,000	2	11,203,609.27	2.09%	23	4.6905	2.211692	1.76 to 2.00	9	66,423,552.67	12.38%	22	4.6116	1.853469
6,000,001 to 7,000,000	3	19,071,947.47	3.55%	22	4.9930	1.715485	2.01 to 2.25	4	52,283,110.19	9.74%	23	4.8144	2.154700
7,000,001 to 8,000,000	4	29,986,857.90	5.59%	23	4.9311	1.627702	2.26 to 2.50	4	12,523,814.20	2.33%	22	4.3106	2.367347
8,000,001 to 9,000,000	1	8,500,000.00	1.58%	23	4.3990	3.973200	2.51 to 2.75	2	8,008,283.27	1.49%	23	4.5264	2.735454
9,000,001 to 10,000,000	3	28,694,452.20	5.35%	23	5.1118	2.489713	3.76 to 3.00	1	1,553,919.91	0.29%	22	4.7000	2.879600
10,000,001 to 15,000,000	6	75,975,912.23	14.16%	23	4.7327	1.827115	3.01 or greater	8	133,064,842.26	24.80%	22	4.0158	3.760991
15,000,001 to 20,000,000	4	69,431,946.25	12.94%	20	4.1268	1.573792	Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194
20,000,001 to 30,000,000	5	126,360,277.00	23.55%	21	4.3861	2.550236
30,000,001 to 50,000,000	1	36,375,000.00	6.78%	22	2.9882	3.790600
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	79,962,312.90	14.90%	22	4.7533	NAP
							Defeased	16	79,962,312.90	14.90%	22	4.7533	NAP
Arizona	4	11,796,408.37	2.20%	22	5.3514	1.406892
							Industrial	15	31,751,937.05	5.92%	23	4.6497	2.775201
California	10	51,946,200.92	9.68%	22	4.3802	2.304629
							Lodging	10	124,292,925.92	23.16%	22	4.7129	2.889910
Connecticut	9	16,192,381.06	3.02%	23	4.9221	2.127758
							Mixed Use	1	3,317,859.31	0.62%	22	4.4400	1.917700
Florida	5	7,007,924.19	1.31%	21	4.5411	2.479447
							Mobile Home Park	23	28,723,294.30	5.35%	21	4.3305	1.923851
Georgia	2	5,516,067.42	1.03%	23	5.3300	2.010891
							Multi-Family	19	83,169,342.66	15.50%	22	4.5614	1.955968
Hawaii	2	52,500,000.00	9.78%	22	4.1995	3.800700
							Office	3	62,752,561.38	11.69%	20	4.3220	0.808656
Illinois	8	14,429,281.06	2.69%	23	4.7630	2.135000
							Retail	12	109,945,851.86	20.49%	21	3.9737	2.600079
Louisiana	1	18,978,567.77	3.54%	17	3.6990	1.420700
							Self Storage	3	12,712,803.92	2.37%	23	5.0512	1.348962
Maryland	3	3,188,539.33	0.59%	20	4.1140	1.529900
							Totals	102	536,628,889.30	100.00%	22	4.4804	2.151194
Massachusetts	1	14,283,333.77	2.66%	23	4.7400	1.715700

Michigan	10	23,616,754.22	4.40%	22	4.5657	1.898796

Minnesota	1	1,121,658.74	0.21%	20	4.1140	1.529900

Mississippi	1	2,273,204.10	0.42%	23	5.3900	1.237200

Missouri	1	2,028,671.20	0.38%	23	4.7630	2.135000

Nevada	3	39,561,001.32	7.37%	22	4.5818	2.742144

New Jersey	1	19,104,601.74	3.56%	21	4.4500	1.584300

New York	3	45,911,930.48	8.56%	20	4.5307	0.662548

North Carolina	4	27,642,780.57	5.15%	23	4.9050	1.993245

Ohio	1	409,658.10	0.08%	20	4.1140	1.529900

Pennsylvania	2	19,674,053.75	3.67%	23	4.6811	1.370330

Texas	8	29,151,288.02	5.43%	23	4.8821	1.669561

Virginia	4	44,789,140.52	8.35%	22	3.2523	3.871211

Wisconsin	2	5,543,129.75	1.03%	23	4.7630	2.135000

Totals	102	536,628,889.30	100.00%	22	4.4804	2.151194

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP	Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP
	3.000% or less	1	36,375,000.00	6.78%	22	2.9882	3.790600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.750%	1	18,978,567.77	3.54%	17	3.6990	1.420700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	5	103,001,576.43	19.19%	20	4.1518	2.300627	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	96,121,430.73	17.91%	22	4.3384	2.293000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	56,593,505.03	10.55%	23	4.6930	1.840596	49 months or greater	47	456,666,576.40	85.10%	22	4.4326	2.245345
	4.751% to 5.000%	8	80,206,261.47	14.95%	22	4.8394	2.275231	Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194
	5.001% to 5.250%	4	25,894,883.26	4.83%	23	5.0744	1.902300
	5.251% to 5.500%	5	26,831,926.33	5.00%	23	5.3714	1.826822
	5.501% or greater	2	12,663,425.38	2.36%	23	5.6372	1.439031
	Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP	Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP
	60 months or less	47	456,666,576.40	85.10%	22	4.4326	2.245345	Interest Only	5	127,375,000.00	23.74%	21	3.8456	2.935718
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	65,516,031.47	12.21%	21	4.5413	1.892727
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	33	263,775,544.93	49.15%	22	4.6890	1.999553
	Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	79,962,312.90	14.90%	22	4.7533	NAP			No outstanding loans in this group
Underwriter's Information		1	26,250,000.00	4.89%	22	4.1995	4.470000
	12 months or less	44	421,713,837.12	78.59%	22	4.4363	2.116178
	13 months to 24 months	1	2,273,204.10	0.42%	23	5.3900	1.237200
	25 months or greater	1	6,429,535.18	1.20%	22	4.8000	1.991200
	Totals	58	536,628,889.30	100.00%	22	4.4804	2.151194
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931010	LO	Honolulu	HI	Actual/360	4.199%	94,926.20	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	01/01/25
1A	306931011	LO	Honolulu	HI	Actual/360	4.199%	94,926.20	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	01/01/25
4	883100619	RT	Woodbridge	VA	Actual/360	2.988%	93,599.55	0.00	0.00	N/A	11/01/26	--	36,375,000.00	36,375,000.00	01/01/25
6	28000906	OF	New York	NY	Actual/360	4.109%	106,149.17	0.00	0.00	N/A	07/06/26	--	30,000,000.00	30,000,000.00	01/06/25
7	883100641	MF	Las Vegas	NV	Actual/360	4.269%	55,720.55	32,536.96	0.00	N/A	11/06/26	--	15,157,230.60	15,124,693.64	12/06/24
8	883100636	MF	Los Angeles	CA	Actual/360	4.269%	27,704.63	16,177.59	0.00	N/A	11/06/26	--	7,536,277.31	7,520,099.72	01/06/25
9	883100651	LO	Las Vegas	NV	Actual/360	4.835%	91,189.22	43,008.75	0.00	N/A	11/06/26	--	21,902,203.74	21,859,194.99	01/06/25
10	310938752	RT	Slidell	LA	Actual/360	3.699%	60,665.45	67,174.42	0.00	N/A	06/11/26	--	19,045,742.19	18,978,567.77	01/11/25
11	883100663	IN	Various	Various	Actual/360	4.763%	90,361.19	30,320.42	0.00	N/A	12/06/26	--	22,031,402.43	22,001,082.01	01/06/25
12	300571630	MF	Houston	TX	Actual/360	4.980%	88,770.78	33,881.61	0.00	N/A	12/06/26	09/06/26	20,700,532.57	20,666,650.96	01/06/25
13	28000964	OF	Newark	NJ	Actual/360	4.450%	73,332.11	32,448.83	0.00	N/A	10/06/26	--	19,137,050.57	19,104,601.74	01/06/25
14	28200945	MH	Various	Various	Actual/360	4.114%	57,582.46	30,159.03	0.00	N/A	09/06/26	--	16,254,242.13	16,224,083.10	01/06/25
14A	307170945				Actual/360	4.114%	7,677.85	4,286.90	0.00	N/A	09/06/26	--	2,167,285.03	2,162,998.13	01/06/25
15	301741164	MF	Various	GA	Actual/360	4.182%	53,358.03	32,036.22	0.00	N/A	12/06/26	--	14,816,872.63	14,784,836.41	01/06/25
16	883100667	OF	Cranberry Township	PA	Actual/360	4.611%	54,288.67	24,759.83	0.00	N/A	12/06/26	--	13,672,719.47	13,647,959.64	01/06/25
17	301741165	MF	Mansfield	CT	Actual/360	5.060%	60,373.05	24,248.58	0.00	N/A	12/06/26	--	13,855,856.55	13,831,607.97	01/06/25
18	301741168	RT	Plymouth	MA	Actual/360	4.740%	58,380.53	19,776.18	0.00	N/A	12/06/26	--	14,303,109.95	14,283,333.77	01/06/25
19	310936188	RT	Durham	NC	Actual/360	4.740%	55,423.46	20,128.03	0.00	N/A	12/11/26	--	13,578,633.92	13,558,505.89	01/11/25
20	310937159	RT	Victorville	CA	Actual/360	5.270%	52,539.61	33,021.41	0.00	N/A	08/11/26	--	11,577,559.68	11,544,538.27	01/11/25
22	410935761	RT	Various	MI	Actual/360	4.890%	44,185.20	20,423.06	0.00	N/A	11/11/26	--	10,493,220.24	10,472,797.18	01/11/25
23	883100638	MF	North Hollywood	CA	Actual/360	4.269%	37,510.20	21,903.37	0.00	N/A	11/06/26	--	10,203,611.15	10,181,707.78	12/06/24
24	883100660	IN	Various	Various	Actual/360	4.394%	36,972.37	20,574.38	0.00	N/A	11/06/26	--	9,771,429.42	9,750,855.04	01/06/25
25	301741166	LO	Tempe	AZ	Actual/360	5.627%	46,829.03	16,507.07	0.00	N/A	12/06/26	--	9,664,491.93	9,647,984.86	01/06/25
26	28000982	LO	Hauppauge	NY	Actual/360	5.330%	42,741.10	16,736.70	0.00	N/A	12/06/26	--	9,312,349.00	9,295,612.30	01/06/25
28	307170028	SS	Lakeway	TX	Actual/360	4.990%	34,381.17	15,218.31	0.00	N/A	12/11/26	--	8,001,305.61	7,986,087.30	01/11/25
29	883100653	MF	Various	WI	Actual/360	4.060%	29,167.27	15,073.77	0.00	N/A	11/06/26	08/06/26	8,342,776.02	8,327,702.25	01/06/25
30	301741162	LO	Goldsboro	NC	Actual/360	5.440%	33,559.23	19,860.35	0.00	N/A	12/06/26	--	7,163,972.56	7,144,112.21	01/06/25
31	883100662	RT	Chula Vista	CA	Actual/360	4.399%	32,198.24	0.00	0.00	N/A	12/01/26	--	8,500,000.00	8,500,000.00	01/01/25
32	307170032	LO	Reading	PA	Actual/360	4.840%	25,240.90	30,106.77	0.00	N/A	11/11/26	--	6,056,200.88	6,026,094.11	01/11/25
33	28000981	MF	Houston	TX	Actual/360	5.050%	31,955.49	11,876.14	0.00	N/A	12/06/26	--	7,348,434.81	7,336,558.67	01/06/25
34	300571633	LO	Cheektowaga	NY	Actual/360	5.320%	30,364.75	11,932.84	0.00	N/A	12/06/26	--	6,628,251.02	6,616,318.18	01/06/25
35	300571628	MF	Houston	TX	Actual/360	4.800%	26,628.00	12,721.90	0.00	N/A	11/06/26	--	6,442,257.08	6,429,535.18	01/06/25
36	28000932	RT	Various	Various	Actual/360	4.850%	23,826.24	17,349.47	0.00	N/A	09/06/26	--	5,704,986.40	5,687,636.93	01/06/25
37	301741161	LO	Charlotte	NC	Actual/360	4.744%	22,959.84	16,924.22	0.00	N/A	12/06/26	--	5,620,372.17	5,603,447.95	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	301741160	LO	Banning	CA	Actual/360	4.637%	22,416.45	13,813.61	0.00	N/A	12/06/26	--	5,613,974.93	5,600,161.32	01/06/25
39	28000967	LO	Centerville	OH	Actual/360	4.867%	23,981.55	11,178.51	0.00	N/A	11/06/26	08/06/26	5,722,117.72	5,710,939.21	01/06/25
40	883100629	MF	Los Angeles	CA	Actual/360	4.269%	18,054.70	10,542.70	0.00	N/A	11/06/26	--	4,911,282.00	4,900,739.30	12/06/24
41	410936187	MH	Lowell	MI	Actual/360	4.010%	14,819.60	14,241.80	0.00	N/A	10/11/26	--	4,291,735.13	4,277,493.33	01/11/25
42	883100637	MF	Whittier	CA	Actual/360	4.269%	15,097.47	8,815.88	0.00	N/A	11/06/26	--	4,106,847.15	4,098,031.27	12/06/24
43	307170043	MH	Fond du Lac	WI	Actual/360	4.950%	16,338.15	7,387.93	0.00	N/A	11/11/26	--	3,832,997.36	3,825,609.43	01/11/25
44	300571634	RT	Scottsdale	AZ	Actual/360	5.350%	16,606.94	5,729.61	0.00	N/A	12/06/26	06/06/26	3,604,762.23	3,599,032.62	01/06/25
45	883100639	MF	Rialto	CA	Actual/360	4.269%	11,206.37	6,543.74	0.00	N/A	11/06/26	--	3,048,382.04	3,041,838.30	12/06/24
46	410937608	MU	Frisco	TX	Actual/360	4.440%	12,704.04	4,905.39	0.00	N/A	11/11/26	--	3,322,764.70	3,317,859.31	01/11/25
47	301741169	RT	Braselton	GA	Actual/360	4.920%	10,646.42	12,297.63	0.00	N/A	12/06/26	--	2,512,924.53	2,500,626.90	01/06/25
48	410935516	RT	Southfield	MI	Actual/360	4.870%	12,314.87	5,734.01	0.00	N/A	11/11/26	--	2,936,577.81	2,930,843.80	01/11/25
49	600937288	MH	Saginaw	MI	Actual/360	4.380%	10,930.40	6,115.28	0.00	N/A	11/11/26	--	2,898,029.60	2,891,914.32	01/11/25
50	307170050	SS	Woodland	CA	Actual/360	5.140%	13,264.12	5,143.48	0.00	N/A	12/11/26	--	2,996,789.09	2,991,645.61	01/11/25
51	300571635	MF	Albany	GA	Actual/360	5.670%	14,744.11	4,346.41	0.00	N/A	12/06/26	--	3,019,786.93	3,015,440.52	01/06/25
52	883100625	MF	Hawthorne	CA	Actual/360	4.269%	9,961.21	5,816.67	0.00	N/A	11/06/26	--	2,709,672.34	2,703,855.67	12/06/24
53	28000933	RT	Brattleboro	VT	Actual/360	4.865%	10,400.08	7,479.22	0.00	N/A	10/06/26	--	2,482,530.76	2,475,051.54	01/06/25
54	883100627	MF	Las Vegas	NV	Actual/360	4.269%	9,494.28	5,544.01	0.00	N/A	11/06/26	--	2,582,656.70	2,577,112.69	11/06/24
55	883100632	MF	San Bernardino	CA	Actual/360	4.269%	8,871.71	5,180.46	0.00	N/A	11/06/26	--	2,413,302.41	2,408,121.95	11/06/24
56	300571613	RT	Big Spring	TX	Actual/360	4.620%	9,352.88	4,777.73	0.00	N/A	11/06/26	--	2,350,954.28	2,346,176.55	01/06/25
57	300571636	MH	Ocean Springs	MS	Actual/360	5.390%	10,566.86	3,455.81	0.00	N/A	12/06/26	--	2,276,659.91	2,273,204.10	01/06/25
59	307170059	SS	Crowley	TX	Actual/360	5.180%	7,753.67	3,203.85	0.00	N/A	12/11/26	--	1,738,274.86	1,735,071.01	01/11/25
60	307170060	MH	Fort Myers	FL	Actual/360	4.700%	6,308.30	4,752.98	0.00	N/A	11/11/26	--	1,558,672.89	1,553,919.91	01/11/25
62	307170062	MH	Ocala	FL	Actual/360	5.500%	7,129.30	2,628.15	0.00	N/A	12/11/26	--	1,505,307.69	1,502,679.54	01/11/25
63	300571637	MH	New Bern	NC	Actual/360	5.240%	5,327.45	3,353.09	0.00	N/A	12/06/26	09/06/26	1,180,670.24	1,177,317.15	01/06/25
Totals							2,073,778.67	854,161.06	0.00				537,483,050.36	536,628,889.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	191,812,790.10	190,958,133.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	39,337,230.87	26,388,499.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,636,248.60	747,563.89	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,051,654.94	509,490.99	01/01/24	03/31/24	--	0.00	0.00	88,192.25	88,192.25	0.00	0.00
8	1,074,694.79	537,142.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,648,726.00	5,954,258.10	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	25,073.51	0.00
10	6,746,061.06	5,178,916.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,646,657.01	4,179,409.48	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	13,040,839.00	6,522,609.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,446,982.54	5,865,697.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,367,274.88	1,021,315.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,539,121.00	591,270.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,644,703.60	1,382,422.28	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,992,625.00	1,564,566.43	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,093,068.23	733,926.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,319,222.06	335,873.01	01/01/24	03/31/24	--	0.00	0.00	59,369.64	59,369.64	0.00	0.00
24	2,864,173.44	1,616,447.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,034,628.70	2,642,343.68	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,531,347.09	1,555,716.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,010,358.18	394,016.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,215,880.36	1,172,170.11	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,522,863.59	1,199,224.75	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,206,531.64	1,136,319.15	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	661,082.12	214,217.90	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	927,486.39	941,675.34	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	866,087.35	752,816.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	789,924.89	905,917.56	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,087,423.39	1,355,240.75	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	394,392.22	121,043.31	01/01/24	03/31/24	--	0.00	0.00	28,576.25	28,576.25	0.00	0.00
41	690,009.30	409,296.35	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	515,246.59	235,364.47	01/01/24	06/30/24	--	0.00	0.00	23,895.67	23,895.67	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	439,945.60	254,537.30	01/01/24	06/30/24	--	0.00	0.00	17,736.99	17,736.99	0.00	0.00
46	437,059.68	334,337.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	658,113.09	535,516.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	529,151.19	202,384.37	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	479,259.00	348,524.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	276,909.36	202,379.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	301,119.79	194,027.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	428,243.14	233,042.57	01/01/24	06/30/24	--	0.00	0.00	15,766.21	15,766.21	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	521,202.41	298,012.98	01/01/24	06/30/24	--	0.00	0.00	15,001.82	30,054.67	0.00	0.00
55	410,908.78	234,127.39	01/01/24	06/30/24	--	0.00	0.00	14,018.09	28,083.87	0.00	0.00
56	355,824.44	254,440.86	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	215,489.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	244,173.19	183,711.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	292,172.02	290,646.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	502,162.64	405,393.73	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	307,807,068.31	271,093,989.21				0.00	0.00	262,556.92	291,675.55	25,073.51	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	2	4,985,234.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480369%	4.436208%	22
12/17/24	3	20,153,189.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,158,599.58	4.480623%	4.436446%	23
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480935%	4.436853%	24
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481184%	4.461513%	25
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481454%	4.461781%	26
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481699%	4.462023%	27
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481941%	4.462263%	28
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482205%	4.462525%	29
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482443%	4.462761%	30
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482703%	4.463018%	31
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.482937%	4.463250%	32
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.483216%	4.463526%	33
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	883100641	12/06/24	0	B	88,192.25	88,192.25	1,653.47	15,157,230.60	10/24/24	13
23	883100638	12/06/24	0	B	59,369.64	59,369.64	1,653.47	10,203,611.15	10/24/24	13
40	883100629	12/06/24	0	B	28,576.25	28,576.25	1,653.47	4,911,282.00	10/24/24	13
42	883100637	12/06/24	0	B	23,895.67	23,895.67	1,653.47	4,106,847.15	10/24/24	13
45	883100639	12/06/24	0	B	17,736.99	17,736.99	1,653.47	3,048,382.04	10/24/24	13
52	883100625	12/06/24	0	B	15,766.21	15,766.21	0.00	2,709,672.34	10/24/24	13
54	883100627	11/06/24	1	1	15,001.82	30,054.67	1,653.47	2,588,486.23	10/24/24	13
55	883100632	11/06/24	1	1	14,018.09	28,083.87	1,653.47	2,418,749.68	10/24/24	13
Totals					262,556.92	291,675.55	11,574.29	45,144,261.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		536,628,889	531,643,655		4,985,235	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	536,628,889	531,643,655	4,985,235	0	0	0
Dec-24	537,483,050	517,329,861	20,153,190	0	0	0
Nov-24	540,549,732	540,549,732	0	0	0	0
Oct-24	541,400,738	541,400,738	0	0	0	0
Sep-24	542,302,042	542,302,042	0	0	0	0
Aug-24	543,146,072	543,146,072	0	0	0	0
Jul-24	543,986,745	543,986,745	0	0	0	0
Jun-24	544,878,088	544,878,088	0	0	0	0
May-24	545,711,867	545,711,867	0	0	0	0
Apr-24	546,596,564	546,596,564	0	0	0	0
Mar-24	547,423,503	547,423,503	0	0	0	0
Feb-24	548,356,075	548,356,075	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	883100641	15,124,693.64	15,157,230.60	24,600,000.00	04/19/16	476,526.99	1.79970	03/31/24	11/06/26	261
8	883100636	7,520,099.72	7,520,099.72	16,200,000.00	05/02/16	526,017.90	1.99780	06/30/24	11/06/26	261
23	883100638	10,181,707.78	10,203,611.15	17,000,000.00	04/30/16	325,310.51	1.82510	03/31/24	11/06/26	261
39	28000967	5,710,939.21	5,710,939.21		--	949,078.29	1.93000	--	11/06/26	261
40	883100629	4,900,739.30	4,911,282.00	10,700,000.00	05/02/16	117,643.31	1.37120	03/31/24	11/06/26	261
42	883100637	4,098,031.27	4,106,847.15	9,300,000.00	05/03/16	227,939.47	1.58860	06/30/24	11/06/26	261
45	883100639	3,041,838.30	3,048,382.04	5,050,000.00	04/28/16	248,287.30	2.33130	06/30/24	11/06/26	261
52	883100625	2,703,855.67	2,709,672.34	4,500,000.00	05/03/16	228,042.57	2.40880	06/30/24	11/06/26	261
54	883100627	2,577,112.69	2,588,486.23	4,250,000.00	04/19/16	289,468.98	3.20810	06/30/24	11/06/26	261
55	883100632	2,408,121.95	2,418,749.68	3,950,000.00	04/28/16	227,593.39	2.69930	06/30/24	11/06/26	261
Totals		58,267,139.53	58,375,300.12	95,550,000.00		3,615,908.71

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	883100641	MF	NV	10/24/24	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

8	883100636	MF	CA	10/24/24	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

23	883100638	MF	CA	10/24/24	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

39	28000967	LO	OH	12/14/22	0
	Special Servicer comments are not available for this cycle.

40	883100629	MF	CA	10/24/24	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

42	883100637	MF	CA	10/24/24	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
45	883100639	MF	CA	10/24/24	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

52	883100625	MF	CA	10/24/24	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

54	883100627	MF	NV	10/24/24	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

55	883100632	MF	CA	10/24/24	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310936587	30,418,634.82	4.85000%	30,418,634.82	4.85000%	10	07/07/20	05/11/20	08/11/20
9	883100651	23,955,891.94	4.83500%	23,955,891.94	4.83500%	10	08/10/20	09/06/20	10/13/20
17	301741165	15,009,891.04	5.06000%	15,009,891.04	5.06000%	8	08/06/20	08/06/20	10/13/20
17	301741165	0.00	5.06000%	0.00	5.06000%	8	09/21/20	08/06/20	10/13/20
32	307170032	7,509,186.74	4.84000%	7,509,186.74	4.84000%	10	07/17/20	05/06/20	08/11/20
32	307170032	0.00	4.84000%	0.00	4.84000%	10	07/01/20	04/11/20	08/11/20
34	300571633	0.00	5.32000%	0.00	5.32000%	8	03/31/21	10/06/19	--
37	301741161	6,446,256.78	4.74400%	6,446,256.78	4.74400%	10	07/01/20	04/11/20	08/11/20
37	301741161	0.00	4.74400%	0.00	4.74400%	10	07/17/20	05/06/20	08/11/20
Totals		83,339,861.32		83,339,861.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	351.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,500.00	0.00	351.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,851.60

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30